Salaries and social charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Salaries and social charges [Abstract]
Payroll accruals and profit sharing	R$ 209,343	R$ 187,921
Payroll taxes (LTIP)	73,881	42,791
Social charges	47,603	49,651
Other	14,421	12,415
Total	R$ 345,248	R$ 292,778